Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Other real estate owned	$ 8,376	$ 6,819	$ 8,392	$ 7,854
Construction, Land and Land Development
Real Estate Properties [Line Items]
Other real estate owned		6,166	7,653	6,982
Real estate, Residential
Real Estate Properties [Line Items]
Other real estate owned		653	100	155
Real Estate, Commercial
Real Estate Properties [Line Items]
Other real estate owned			182	182
Agricultural
Real Estate Properties [Line Items]
Other real estate owned			$ 457	$ 535